ADVANCE TO SUPPLIERS (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Advances to Suppliers

Description	June 30, 2026 (Unaudited)	December 31, 2025

Local currency	175,917	152,533
Foreign currency	370,253	271,997
Provision for loss	(51,353)	(52,936)

	494,817	371,594

Schedule of Provision for Losses on Advances From Suppliers
The movement in the allowance for losses is as follows:

Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Balances at the beginning of the period	(52,936)	(69,273)
Additions	(17,882)	(25,838)
Reversals	19,465	12,027

Balances at the end of the period	(51,353)	(83,084)